Condensed Consolidated Unaudited Interim Statements of Financial Position € in Thousands, $ in Thousands		Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€) [1]
Current assets
Cash and cash equivalents | €			€ 45,610	€ 23,962
Marketable securities | €			2,238	2,162
Restricted cash and marketable securities | €			3,346	3,265
Contract asset from concession project | €			1,263	1,286
Financial assets | €			1,293	1,249
Trade and other receivables | €			10,653	10,645
Total Current assests | €			64,403	42,569
Non-current assets
Investment in equity accounted investee | €			26,780	27,655
Advances on account of investments | €			8,805	8,825
Contract asset from concession project | €			26,685	27,725
Fixed assets | €			79,374	78,837
Intangible asset | €			5,077	5,505
Restricted cash and deposits | €			2,005	3,660
Deferred tax | €			2,314	1,777
Long term receivables | €			1,305	1,535
Total Non-current assets | €			152,345	155,519
Total assets | €			216,748	198,088
Current liabilities
Current maturities of long term loans | €			5,196	3,103
Debentures | €			4,541	4,644
Trade payables | €			1,677	1,349
Other payables | €			2,964	2,187
Total current liabilities | €			14,378	11,283
Non-current liabilities
Finance lease obligations | €				3,690
Long-term loans | €			63,676	42,091
Debentures | €			51,814	52,987
Deferred tax | €			6,022	5,982
Other long-term liabilities | €			5,535	4,555
Total Non-current liabilities | €			127,047	109,305
Total liabilities | €			141,425	120,588
Equity
Share capital | €			19,980	19,980
Share premium | €			58,341	58,339
Treasury shares | €			(1,736)	(1,736)
Reserves | €			1,289	2,357
Accumulated deficit | €			(1,197)	(299)
Total equity attributed to shareholders of the Company | €			76,677	78,641
Non-Controlling Interest | €			(1,354)	(1,141)
Total equity | €			75,323	77,500
Total liabilities and equity | €			€ 216,748	€ 198,088
USD [Member]
Current assets
Cash and cash equivalents | $	[2]	$ 53,171
Marketable securities | $	[2]	2,609
Restricted cash and marketable securities | $	[2]	3,901
Contract asset from concession project | $	[2]	1,472
Financial assets | $	[2]	1,507
Trade and other receivables | $	[2]	12,419
Total Current assests | $	[2]	75,079
Non-current assets
Investment in equity accounted investee | $	[2]	31,220
Advances on account of investments | $	[2]	10,265
Contract asset from concession project | $	[2]	31,109
Fixed assets | $	[2]	92,533
Intangible asset | $	[2]	5,919
Restricted cash and deposits | $	[2]	2,337
Deferred tax | $	[2]	2,698
Long term receivables | $	[2]	1,521
Total Non-current assets | $	[2]	177,602
Total assets | $	[2]	252,681
Current liabilities
Current maturities of long term loans | $	[2]	6,057
Debentures | $	[2]	5,294
Trade payables | $	[2]	1,955
Other payables | $	[2]	3,455
Total current liabilities | $	[2]	16,761
Non-current liabilities
Finance lease obligations | $	[2]
Long-term loans | $	[2]	74,232
Debentures | $	[2]	60,404
Deferred tax | $	[2]	7,020
Other long-term liabilities | $	[2]	6,453
Total Non-current liabilities | $	[2]	148,109
Total liabilities | $	[2]	164,870
Equity
Share capital | $	[2]	23,292
Share premium | $	[2]	68,013
Treasury shares | $	[2]	(2,024)
Reserves | $	[2]	1,503
Accumulated deficit | $	[2]	(1,395)
Total equity attributed to shareholders of the Company | $	[2]	89,389
Non-Controlling Interest | $	[2]	(1,578)
Total equity | $	[2]	87,811
Total liabilities and equity | $	[2]	$ 252,681

[1]	The data was taken from the audited annual financial statements.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2018: euro 1 = US$ 1.166)